Bingo.com  1166 Alberni St, Suite 1405, Vancouver, BC V6E-3Z3

    Ph: 604-694-0300 Fax:604-694-0301

                                                                                    October 29, 2004

VIA EDGAR/COURIER

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Dear Sir/Madam:

                        Re:  Bingo.com, Inc. (the "Issuer")

                                - S-4 Registration Statement

                        We enclose the Issuer's registration statement on Form S-4 for filing with the Securities and Exchange Commission.  The Issuer is proposing to merge with its wholly owned subsidiary Bingo.com, Ltd. which is incorporated under the International Business Companies Act of Anguilla, B.W.I.  Bingo.com, Ltd. will be the surviving corporation following the merger.

                                                                                    Yours truly,

                                                                                    Bingo.com, Inc.

                                                                                    Per: /s/ "T.M Williams"

                                                                                                T.M. Williams

                                                                                                Chief Executive Officer and Director